Share-Based Payments (Details)					12 Months Ended
		Dec. 04, 2025 shares	Nov. 25, 2025 $ / shares shares	Oct. 16, 2025 shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 ¥ / shares	Sep. 24, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share-Based Payments [Line Items]
Registered shares				1,000,000
Grant date | $ / shares							$ 1.935
Recognized expense					¥ 27,729,461		$ 3,870,000
Par value | (per share)	[1]				¥ 0.0001				$ 0.0001		¥ 0.0001
Additional paid-in capital					¥ 27,031,458				$ 3,869,974.3
USD [Member]
Share-Based Payments [Line Items]
Exchange rate					1				1
HKD [Member]
Share-Based Payments [Line Items]
Exchange rate					7.7827				7.7827
Common Stock [Member]
Share-Based Payments [Line Items]
Registered shares			8,200,000		1,000,000	[2]	1,000,000	[2]
Par value | $ / shares			$ 0.0001
Par value | (per share)									$ 0.00001285	$ 0.0001		$ 0.01	$ 0.01
Increase in common stock					¥ 181		$ 25.7
Common Stock [Member] | Third-party [Member]
Share-Based Payments [Line Items]
Exchange for services		2,000,000

[1]	Ordinary shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.
[2]	Ordinary Shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.